Derivative Warrant Liability - Schedule Of Change In Fair Value Of The Warrant Liabilities (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 24, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial liabilities at fair value			$ 4,787,000		$ 3,553,000
Virgin Group Acquisition Corp. II [Member] | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement			10,087,924
Change in fair value	$ 133,454	$ (3,971,240)	(3,479,873)
Transfer to Level 1			0
Financial liabilities at fair value	9,153,473	2,636,811	6,608,051	$ 9,020,019
Virgin Group Acquisition Corp. II [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement			10,101,143
Change in fair value	55,320		237,817
Transfer to Level 1			(10,338,960)
Financial liabilities at fair value	8,831,707		0	8,776,387
Virgin Group Acquisition Corp. II [Member] | Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement			20,189,067
Change in fair value	188,774	(3,971,240)	(3,242,056)
Transfer to Level 1			(10,338,960)
Financial liabilities at fair value	$ 17,985,180	$ 2,636,811	$ 6,608,051	$ 17,796,406